Taxes (Details) - Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciles the Japan Statutory Rate to the Company Effective Tax Rates [Abstract]
Japanese statutory income tax rate		30.60%	34.00%
Non-deductible expenses		3.10%	16.40%
Non-taxable income		(10.70%)	(3.40%)
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan		(19.40%)	(6.30%)
Change in valuation allowance		(24.50%)	(2.70%)
Effect of additional consumption tax charge from tax examination	[1]	12.40%
Prior year income tax true-up		(15.30%)
Others		1.50%	1.30%
Effective tax rate		(22.30%)	39.30%

[1]	This pertains to the tax effect resulted from the consumption tax examination (See note (c) - tax payable).